Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-41654
Entity Registrant Name	Clean Energy Technologies, Inc.
Entity Central Index Key	0001329606
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1340 Reynolds Avenue
Entity Address, Address Line Two	Unit 120
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	273-4990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CETY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false